NOTES PAYABLE AND CONVERTIBLE DEBENTURES - NON-RELATED PARTIES (Details Textuals) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Interest expense	$ 1,877,149	$ 97,484	$ 2,273,584	$ 271,366	$ 1,153,376	$ 532,230
Amortization of Debt Discount			1,161,131	$ 220,417	$ 906,719	$ 443,867
Q3 2015 Q2 2016 Note Payable [Member]
Interest expense	13,213		31,381
Amortization of Debt Discount	$ 690,021		$ 1,050,041